Other long-term debt (Schedule of Other Long Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Less: Unaccreted discount from embedded derivative and warrants	$ 0		$ (288,220)
Accrued interest	859,581		1,352,000
Total	611,655,363		41,063,780
Less: current portion	(74,712,528)		(41,063,780)
Total other long-term debt	536,942,835		0
Henan Xinyuan [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	610,795,782		40,000,000
Guaranteed Senior Secured Note Due in April 15, 2013 at 15.6% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	0	[1]	40,000,000	[1]
Maturity date	Apr. 15, 2013
Stated rate	15.60%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	200,000,000		0
Maturity date	May 03, 2018
Stated rate	13.25%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	200,000,000		0
Maturity date	Jun. 06, 2019
Stated rate	13.00%
Convertible Note due in September 19, 2018 at 5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	75,761,009		0
Maturity date	Sep. 19, 2018
Stated rate	5.00%
Shandong Xinyuan collateralized debt due in November 28, 2015 at 12.3% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	41,332,480	[2]	0	[2]
Maturity date	Nov. 28, 2015
Stated rate	12.30%
Henan Wanzhuo collateralized debt due in November 28, 2015 at 12.41% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	42,382,195	[2]	0	[2]
Maturity date	Nov. 28, 2015
Stated rate	12.41%
Collateralized Loan Due in December 17, 2014 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	47,565,156	[3]	0	[3]
Maturity date	Dec. 17, 2014
Stated rate	11.00%
Land use right securing other long-term bank loan	90,241,405
Others [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	$ 3,754,942		$ 0

[1]	The Company repaid the Guaranteed Senior Secured Note on April 12, 2013, before the due date and there was no penalty associated with the early repayment.
[2]	Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, needs to make quarterly payments to repay the outstanding principal amount and related interest expense.
[3]	Pursuant to the contract with China Foreign Economy and Trade Trust Co., Ltd., this other long-term debt amounting to US$47,565,156, is secured by the Group's land use rights with net book value of US$90,241,405.